Note 28 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 4,089,129	$ 2,786,857
Total long-lived assets	316,517	288,134
Total long-lived assets	2,114,150	2,116,669
UNITED STATES
Revenues	2,232,277	1,432,288
Total long-lived assets	1,442,476	1,378,648
CANADA
Revenues	437,307	304,039
Total long-lived assets	81,897	82,520
Euro Currency Countries [Member]
Revenues	343,364	280,853
Total long-lived assets	269,104	306,472
AUSTRALIA
Revenues	320,959	190,106
Total long-lived assets	72,572	84,758
UNITED KINGDOM
Revenues	170,896	135,572
Total long-lived assets	70,968	79,738
CHINA
Revenues	108,898	90,390
Total long-lived assets	9,908	8,316
Other Geographic Locations [Member]
Revenues	475,428	353,609
Total long-lived assets	$ 167,225	$ 176,217